SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT REPORTING
Schedule of company's segment information classified according to the business segments

	Business Segments
	2017
	Brazil Operation	North America Operation	South America Operation	Special Steels Operation	Eliminations and Adjustments	Consolidated
Net sales	12,562,727	15,433,380	4,025,736	6,228,543	(1,332,767)	36,917,619
Cost of sales	(10,996,383)	(14,823,590)	(3,523,394)	(5,301,172)	1,331,544	(33,312,995)

Gross profit	1,566,344	609,790	502,342	927,371	(1,223)	3,604,624
Selling, general and administrative expenses	(539,613)	(569,696)	(202,862)	(166,656)	(176,081)	(1,654,908)
Other operating income (expenses)	(11,513)	29,113	11,260	14,989	47,882	91,731
Impairment of assets	(45,279)	(1,069,528)	—	—	—	(1,114,807)
Gains and losses on assets held for sale and sales of interest in subsidiaries and associate company	—	—	—	—	(721,682)	(721,682)
Reversal of contingent liabilities, net	—	—	—	—	929,711	929,711
Equity in earnings of unconsolidated companies	—	(111,581)	41,554	15,460	19,970	(34,597)

Operational (Loss) income before financial income (expenses) and taxes	969,939	(1,111,902)	352,294	791,164	98,577	1,100,072
Financial result, net	(564,397)	(46,184)	(74,301)	(122,837)	(335,629)	(1,143,348)

Income (Loss) before taxes	405,542	(1,158,086)	277,993	668,327	(237,052)	(43,276)
Income and social contribution taxes	(103,263)	201,807	(123,552)	(192,902)	(77,481)	(295,391)

Net income (Loss)	302,279	(956,279)	154,441	475,425	(314,533)	(338,667)

Supplemental information:
Net sales between segments	1,216,526	59,478	6,490	50,273	—	1,332,767

Depreciation/amortization	909,333	684,121	155,038	344,059	—	2,092,551

Investments in associates and jointly-controlled entities	—	346,080	584,898	199,647	149,674	1,280,299
Total assets	17,051,262	14,872,755	5,208,265	8,834,041	4,335,438	50,301,761
Total liabilities	9,592,948	3,315,546	1,711,963	2,753,091	9,034,272	26,407,820

	Business Segments
	2016
	Brazil Operation	North America Operation	South America Operation	Special Steels Operation	Eliminations and Adjustments	Consolidated
Net sales	11,634,862	15,430,814	4,775,598	6,884,733	(1,074,340)	37,651,667
Cost of sales	(10,405,078)	(14,514,789)	(4,103,231)	(6,238,749)	1,073,906	(34,187,941)

Gross profit	1,229,784	916,025	672,367	645,984	(434)	3,463,726
Selling, general and administrative expenses	(678,369)	(778,218)	(253,177)	(284,962)	(244,302)	(2,239,028)
Other operating income (expenses)	2,111	26,223	41,396	14,166	43,951	127,847
Impairment of assets	—	(2,779,146)	(138,765)	—	—	(2,917,911)
Gains and losses on assets held for sale and sales of interest in subsidiaries and associate company	—	—	—	—	(58,223)	(58,223)
Equity in earnings of unconsolidated companies	—	(46,917)	16,366	—	17,780	(12,771)

Operational (Loss) income before financial income (expenses) and taxes	553,526	(2,662,033)	338,187	375,188	(241,228)	(1,636,360)
Financial result, net	(603,373)	(63,654)	(96,822)	(148,313)	(33,093)	(945,255)

Income (Loss) before taxes	(49,847)	(2,725,687)	241,365	226,875	(274,321)	(2,581,615)
Income and social contribution taxes	13,140	133,818	(107,124)	(64,348)	(279,800)	(304,314)

Net income (Loss)	(36,707)	(2,591,869)	134,241	162,527	(554,121)	(2,885,929)

Supplemental information:
Net sales between segments	885,050	90,267	6,386	92,637	—	1,074,340

Depreciation/amortization	952,848	874,299	182,672	526,136	—	2,535,955

Investments in associates and jointly-controlled entities	—	303,526	404,522	—	90,796	798,844
Total assets	18,672,770	16,459,784	5,582,926	11,970,202	1,949,459	54,635,141
Total liabilities	10,761,705	3,407,444	1,651,590	6,519,255	8,020,494	30,360,488

	Business Segments
	2015
	Brazil Operation	North America Operation	South America Operation	Special Steels Operation	Eliminations and Adjustments	Consolidated
Net sales	12,977,327	17,312,166	5,477,228	8,882,071	(1,067,551)	43,581,241
Cost of sales	(11,433,115)	(15,800,270)	(4,800,063)	(8,333,189)	1,076,111	(39,290,526)

Gross profit	1,544,212	1,511,896	677,165	548,882	8,560	4,290,715
Selling, general and administrative expenses	(821,152)	(814,393)	(313,521)	(371,481)	(261,938)	(2,582,485)
Other operating income (expenses)	3,638	18,379	2,985	21,791	50,207	97,000
Impairment of assets	(834,665)	(1,882,239)	(354,468)	(1,924,868)	—	(4,996,240)
Equity in earnings of unconsolidated companies	—	(72,774)	36,550	—	11,722	(24,502)

Operational (Loss) income before financial income (expenses) and taxes	(107,967)	(1,239,131)	48,711	(1,725,676)	(191,449)	(3,215,512)
Financial result, net	(624,526)	(234,183)	(98,557)	(288,021)	(1,633,609)	(2,878,896)

Income (Loss) before taxes	(732,493)	(1,473,314)	(49,846)	(2,013,697)	(1,825,058)	(6,094,408)
Income and social contribution taxes	60,804	5,196	(104,308)	(283,633)	1,820,363	1,498,422

Net income (Loss)	(671,689)	(1,468,118)	(154,154)	(2,297,330)	(4,695)	(4,595,986)

Supplemental information:
Net sales between segments	817,494	121,292	685	128,080	—	1,067,551

Depreciation/amortization	928,861	836,660	192,014	650,374	—	2,607,909

Investments in associates and jointly-controlled entities	—	725,356	575,845	2,082	89,599	1,392,882
Total assets	20,791,119	27,324,285	7,046,438	17,077,208	(2,144,341)	70,094,709
Total liabilities	12,831,815	7,214,899	2,451,835	9,369,552	6,256,225	38,124,326

Schedule of company's geographic information classified according to the geographical region

					Geographic Area
	Brazil	Latin America (1)	North America (2)	Europe/Asia	Consolidated
	2017	2017	2017	2017	2017
Net sales	13,450,378	4,769,526	18,142,218	555,497	36,917,619
Total assets	23,872,075	6,009,394	19,629,950	790,342	50,301,761

	Brazil	Latin America (1)	North America (2)	Europe/Asia	Consolidated
	2016	2016	2016	2016	2016
Net sales	12,229,582	5,828,564	17,917,485	1,676,036	37,651,667
Total assets	24,266,983	6,159,387	23,463,447	745,324	54,635,141

	Brazil	Latin America (1)	North America (2)	Europe/Asia	Consolidated
	2015	2015	2015	2015	2015
Net sales	14,033,792	6,653,980	19,813,519	3,079,950	43,581,241
Total assets	22,803,505	9,327,457	36,048,019	1,915,728	70,094,709

(1) Does not include operations of Brazil

(2) Does not include operations of Mexico